Finance Receivables Held for Sale - (Details) - USD ($) $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2016	Jun. 30, 2016	May 02, 2016	Mar. 31, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale						$ 132	$ 153
Finance receivables transferred from held for investment to held for sale								$ 608
Net gain on sale of SpringCastle interests					$ 167	0	167	0
Finance receivable held for sale, carrying value			$ 602
Net gain on sales of personal and real estate loans and related trust assets			$ 22			$ 0	18	$ 0
SCP Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables transferred from held for investment to held for sale				$ 1,600
Net gain on sale of SpringCastle interests				$ 167
Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables transferred from held for investment to held for sale	$ 50	$ 257
Real Estate Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Disposal group including discontinued operations carrying value							58		$ 250
Loss on loans sold							$ 1		$ 4